UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter Ended: June 30, 2006"
Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:                  Mastrapasqua Asset Management, Inc."
Address:               814 Church Street
Suite 600
"Nashville, Tennessee 37203"

13F File Number:                      28-5580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the "person signing the report is authorized to submit it, that" "all information contained herein is true, correct and" "complete, and that it is understood that all required items" "statements, schedules, lists and tables are considered" integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                 Frank Mastrapasqua
Title:                                Chairman & CEO
Phone:                                615-244-8400

"Signature,        Place,                   Date of Signing"
"Frank Mastrapasqua            Nashville TN   August 8, 2006"


Report Type:                          13F HOLDINGS REPORT



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.





13F Summary Page


Report Summary:

Number of Other Included Managers:	0

Form 13 F              Information Tab              	56
Form 13 F              Information Tab 	" 693,249,532 "

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
			VALUE	SHARES	  SH  	 PUT/ 	INVSTMT	OTHER 	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	  PRN  	 CALL 	DSCRETN	MANAGERS	SOLE	SHARE	NONE

"Akamai Technologies, Inc."	COM	00971T10	" 30,034 "	843186	SH	N/A	SOLE	N/A	843186	0	0
Schlumberger Limited	COM	80685710	" 28,207 "	433546	SH	N/A	SOLE	N/A	433546	0	0
Halliburton Company	COM	40621610	" 25,345 "	337442	SH	N/A	SOLE	N/A	337442	0	0
Caterpillar Inc.	COM	14912310	" 22,931 "	312448	SH	N/A	SOLE	N/A	312448	0	0
Agilent Technologies Inc.	COM	00846U10	" 20,869 "	665906	SH	N/A	SOLE	N/A	665906	0	0
United Technologies Corporation	COM	91301710	" 20,555 "	322433	SH	N/A	SOLE	N/A	322433	0	0
"C.H. Robinson Worldwide, Inc."	COM	12541W20	" 20,234 "	384454	SH	N/A	SOLE	N/A	384454	0	0
Jacobs Engineering Group Inc.	COM	46981410	" 20,133 "	254595	SH	N/A	SOLE	N/A	254595	0	0
"Praxair, Inc."	COM	74005P10	" 19,418 "	356752	SH	N/A	SOLE	N/A	356752	0	0
"Monster Worldwide, Inc."	COM	61174210	" 18,833 "	459222	SH	N/A	SOLE	N/A	459222	0	0
"Genentech, Inc."	COM	36871040	" 18,767 "	223369	SH	N/A	SOLE	N/A	223369	0	0
3M Company	COM	88579Y10	" 18,764 "	233498	SH	N/A	SOLE	N/A	233498	0	0
"Amgen, Inc."	COM	03116210	" 18,488 "	282260	SH	N/A	SOLE	N/A	282260	0	0
National-Oilwell Varco Inc.	COM	63707110	" 18,313 "	291843	SH	N/A	SOLE	N/A	291843	0	0
Texas Instruments Incorporated	COM	88250810	" 18,219 "	610333	SH	N/A	SOLE	N/A	610333	0	0
Rockwell Collins Corp.	COM	77434110	" 17,890 "	322227	SH	N/A	SOLE	N/A	322227	0	0
Emerson Electric Co.	COM	29101110	" 17,794 "	214719	SH	N/A	SOLE	N/A	214719	0	0
"Motorola, Inc."	COM	62007610	" 17,487 "	881383	SH	N/A	SOLE	N/A	881383	0	0
Rockwell Automation	COM	77390310	" 17,454 "	241846	SH	N/A	SOLE	N/A	241846	0	0
Newfield Exploration Co.	COM	65129010	" 17,163 "	351416	SH	N/A	SOLE	N/A	351416	0	0
Invitrogen Corporation	COM	46185R10	" 16,945 "	262719	SH	N/A	SOLE	N/A	262719	0	0
Honeywell International Inc.	COM	43851610	" 16,060 "	405859	SH	N/A	SOLE	N/A	405859	0	0
"C.R. Bard, Inc."	COM	06738310	" 15,589 "	213901	SH	N/A	SOLE	N/A	213901	0	0
"Harrah's Entertainment, Inc."	COM	41361910	" 15,366 "	221055	SH	N/A	SOLE	N/A	221055	0	0
EMC Corporation	COM	26864810	" 15,129 "	1385404	SH	N/A	SOLE	N/A	1385404	0	0
GlobalSantaFe Corporation	COM	G3930E10	" 15,046 "	255794	SH	N/A	SOLE	N/A	255794	0	0
"Cooper Industries, Ltd."	COM	G2418210	" 14,848 "	161800	SH	N/A	SOLE	N/A	161800	0	0
L-3 Communications Hldgs.	COM	50242410	" 14,721 "	198697	SH	N/A	SOLE	N/A	198697	0	0
"Autodesk, Inc."	COM	05276910	" 14,679 "	427100	SH	N/A	SOLE	N/A	427100	0	0
Broadcom Corporation	COM	11132010	" 14,604 "	490392	SH	N/A	SOLE	N/A	490392	0	0
"Analog Devices, Inc."	COM	03265410	" 13,674 "	431344	SH	N/A	SOLE	N/A	431344	0	0
"Apple Computer, Inc."	COM	03783310	" 13,653 "	239871	SH	N/A	SOLE	N/A	239871	0	0
Starbucks Corporation	COM	85524410	" 13,478 "	358429	SH	N/A	SOLE	N/A	358429	0	0
Colgate-Palmolive Company	COM	19416210	" 12,916 "	217618	SH	N/A	SOLE	N/A	217618	0	0
Adobe Systems Incorporated	COM	00724F10	" 12,027 "	403581	SH	N/A	SOLE	N/A	403581	0	0
Parker-Hannifin Corporation	COM	70109410	" 12,015 "	157580	SH	N/A	SOLE	N/A	157580	0	0
Charles Schwab Corp.	COM	80851310	" 11,199 "	703890	SH	N/A	SOLE	N/A	703890	0	0
Cerner Corporation	COM	15678210	" 9,967 "	273452	SH	N/A	SOLE	N/A	273452	0	0
"NIKE, Inc."	COM	65410610	" 8,994 "	112079	SH	N/A	SOLE	N/A	112079	0	0
Textron Inc.	COM	88320310	" 2,830 "	30675	SH	N/A	SOLE	N/A	30675	0	0
The Procter & Gamble Company	COM	74271810	" 2,372 "	42441	SH	N/A	SOLE	N/A	42441	0	0
Morgan Stanley	COM	61744644	" 1,849 "	29245	SH	N/A	SOLE	N/A	29245	0	0
Weatherford International Ltd.	COM	G9508910	" 1,794 "	35000	SH	N/A	SOLE	N/A	35000	0	0
Microchip Technology Inc.	COM	59501710	" 1,783 "	54565	SH	N/A	SOLE	N/A	54565	0	0
"PPG Industries, Inc."	COM	69350610	" 1,728 "	26286	SH	N/A	SOLE	N/A	26286	0	0
Cameron International Corp.	COM	13342B10	" 1,719 "	36000	SH	N/A	SOLE	N/A	36000	0	0
ExxonMobil Corporation	COM	30231G10	" 1,642 "	26169	SH	N/A	SOLE	N/A	26169	0	0
"Smith International, Inc."	COM	83211010	" 1,573 "	35000	SH	N/A	SOLE	N/A	35000	0	0
ENSCO International Incorporated	COM	26874Q10	" 1,478 "	32000	SH	N/A	SOLE	N/A	32000	0	0
"Pediatrix Medical Group, Inc."	COM	70532410	" 1,350 "	30000	SH	N/A	SOLE	N/A	30000	0	0
"Nordstrom, Inc."	COM	65566410	" 1,238 "	35000	SH	N/A	SOLE	N/A	35000	0	0
Celgene Corporation	COM	15102010	" 1,220 "	26000	SH	N/A	SOLE	N/A	26000	0	0
"Netflix, Inc."	COM	64110L10	" 1,196 "	45000	SH	N/A	SOLE	N/A	45000	0	0
"Quest Software, Inc."	COM	74834T10	 840 	66000	SH	N/A	SOLE	N/A	66000	0	0
Microsoft Corporation	COM	59491810	 505 	21565	SH	N/A	SOLE	N/A	21565	0	0
"Sun Microsystems, Inc."	COM	86681010	 324 	80000	SH	N/A	SOLE	N/A	80000	0	0

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